Schedule of Investments (unaudited)
May 31, 2026
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 Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Alabama — 3.6%
Black Belt Energy Gas District, AL, Gas Project Revenue:
Project No 7, Series C-2 (SIFMA Municipal Swap Index Yield + 0.350%)	1.920%	12/1/26	$840,000	$840,347 (a)(b)
Series C	5.000%	7/1/27	1,250,000	1,272,549
Series C	5.000%	7/1/28	1,500,000	1,548,077
Series E	5.000%	6/1/28	2,000,000	2,067,050 (a)(b)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.000%	1/1/27	750,000	753,079
Series B	5.000%	7/1/27	1,500,000	1,511,755
Series D	5.000%	9/1/29	240,000	252,202
Series D	5.000%	9/1/30	465,000	494,232
Series E	5.000%	10/1/28	1,000,000	1,043,357
Total Alabama				9,782,648
Arizona — 3.1%
Chandler, AZ, IDA Revenue, Intel Corp. Project	4.000%	6/1/29	3,955,000	4,017,792 (a)(b)(c)
Maricopa County, AZ, IDA Revenue, Banner Health Obligation Group, Series A, Refunding	5.000%	1/1/31	2,510,000	2,543,373
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,985,118 (a)(b)
Total Arizona				8,546,283
Arkansas — 0.7%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, Weyerhaeuser Company Project, Series 2025	3.875%	10/15/32	2,000,000	2,004,299 (a)(b)(c)
California — 9.6%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,435,000	2,462,813 (a)(b)
California State MFA Revenue, SFMTA Potrero Yard Modernization Project, Series B	5.000%	6/30/32	1,500,000	1,615,044
Gilroy, CA, USD, GO, Unrefunded, AG	0.000%	8/1/30	1,840,000	1,633,076
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.071%	11/15/27	2,000,000	2,022,099 (b)
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/29	4,720,000	4,861,213 (c)
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/28	1,050,000	1,087,779
Sacramento County, CA, Airport System Senior Revenue:
Series A	5.000%	7/1/29	750,000	794,997 (c)
Series A	5.000%	7/1/30	500,000	538,438 (c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/30	4,825,000	5,198,112 (c)
Southern California Logistics Airport Authority Revenue, Junior Lien Tax Allocation, Series A, Refunding, AG	5.000%	12/1/29	900,000	975,179
Southern California Public Power Authority, Clean Energy II Project Revenue, Series A	5.000%	11/1/29	585,000	612,979 (d)
Southern Kern, CA, USD, GO, Series A, AG	0.000%	11/1/32	1,825,000	1,516,890
Ventura County, CA, Rio Elementary School District, GO, BAN, BAM	0.000%	7/1/28	1,505,000	1,416,580
Walnut Valley, CA, USD, GO, Series D, NATL	0.000%	8/1/30	1,750,000	1,555,113
Total California				26,290,312
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colorado — 5.0%
City & County of Denver, CO, Airport System Revenue:
Series A, Refunding	5.000%	11/15/29	$3,025,000	$3,227,112 (c)
Series B, Refunding	5.000%	11/15/27	3,675,000	3,788,058 (c)
Subordinated, Series A, Refunding	5.000%	12/1/31	6,510,000	6,802,740 (c)
Total Colorado				13,817,910
Connecticut — 5.7%
Connecticut State HEFA Revenue, Yale University Issue, Series T-2	5.000%	7/1/29	3,000,000	3,219,398
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A, Refunding	0.600%	11/15/26	850,000	836,825
Connecticut State, GO:
Series A	5.000%	4/15/29	4,300,000	4,390,436
Series D, BAM-TCRS	4.000%	8/15/30	7,250,000	7,268,186
Total Connecticut				15,714,845
District of Columbia — 3.6%
District of Columbia, GO, Series B, Refunding	5.000%	6/1/32	1,460,000	1,522,601
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/27	1,985,000	2,042,195 (c)
Series A, Refunding	5.000%	10/1/29	3,040,000	3,235,610 (c)
Series A, Refunding	5.000%	10/1/30	3,000,000	3,237,733 (c)
Total District of Columbia				10,038,139
Florida — 0.7%
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Series A	5.000%	10/1/30	1,685,000	1,788,675 (c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	175,000	175,000
Total Florida				1,963,675
Georgia — 3.1%
Atlanta, GA, Department of Aviation Revenue, Green Bonds, Series B-1	5.000%	7/1/32	1,265,000	1,390,879 (c)
Burke County, GA, Development Authority, PCR:
Georgia Power Co., Plant Vogtle Project	3.000%	6/15/29	1,000,000	1,004,103 (a)(b)
Oglethorpe Power Corp. Vogtle Project, Series A, Refunding	3.600%	2/1/30	1,310,000	1,329,387 (a)(b)
Development Authority of Monroe County, GA, Revenue, Georgia Power Company Plant Scherer Project, Refunding	2.800%	3/6/31	1,000,000	987,008 (a)(b)
Main Street Natural Gas Inc., GA, Gas Supply Revenue:
Series A	5.000%	12/1/26	1,000,000	1,007,996
Series A	5.000%	12/1/27	500,000	512,005
Series E	5.000%	12/1/27	650,000	665,511
Series E	5.000%	12/1/31	1,500,000	1,576,701
Total Georgia				8,473,590
Illinois — 2.9%
Illinois State, GO:
Series A	5.000%	3/1/28	2,200,000	2,281,330
Series B	5.000%	5/1/29	1,525,000	1,615,518
Series of October 2016, Refunding	5.000%	2/1/28	2,650,000	2,688,720
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series B, Refunding	4.000%	12/15/27	1,270,000	1,285,808
Total Illinois				7,871,376
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — 3.7%
Indiana State Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	$1,500,000	$1,503,323
Indiana State Finance Authority Revenue, Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/29	1,310,000	1,406,795
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/29	7,030,000	7,381,229 (c)
Total Indiana				10,291,347
Iowa — 0.2%

Iowa Tobacco Settlement Authority Revenue, Asset-Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	521,549
Kansas — 0.5%

City Of Burlington, KS, Environmental Improvement Revenue, Evergy Metro Inc. Project, Series 2023, Refunding	3.375%	6/2/31	1,350,000	1,349,409 (a)(b)
Kentucky — 1.9%
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	2,000,000	2,018,630 (a)(b)(c)
Trimble County, KY, PCR, Louisville Gas and Electric Company Project, Series A, Refunding	0.625%	9/1/26	3,250,000	3,222,754
Total Kentucky				5,241,384
Louisiana — 4.1%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A, Refunding	4.150%	9/1/27	3,000,000	3,031,093
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	195,000	194,828 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,965,000	4,961,328 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	3,070,000	3,080,865 (a)(b)
Total Louisiana				11,268,114
Maryland — 1.3%
Maryland State Health & Higher EFA Revenue, University of Maryland, Medical System Issue, Series A, Refunding	5.000%	7/1/29	1,770,000	1,884,805
Maryland State, GO, State and Local Facilities Loan, Series A	5.000%	3/15/31	1,670,000	1,739,056
Total Maryland				3,623,861
Massachusetts — 0.3%

Massachusetts State DFA Revenue, Seven Hills Foundation and Affiliates Issue, Refunding	5.250%	9/1/26	880,000	884,165
Michigan — 2.8%
Michigan State Finance Authority Revenue, Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,281,375
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,625,100
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Series C, Unrefunded	5.000%	12/1/32	1,420,000	1,461,410
Michigan State Strategic Fund Ltd. Obligation Revenue:
Consumers Energy Co. Project, Remarketing	0.875%	10/8/26	1,335,000	1,319,301 (a)(b)(c)
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	2,001,583 (a)(b)(c)
Total Michigan				7,688,769
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mississippi — 0.3%

Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	$875,000	$898,256
Missouri — 1.4%
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	4.050%	7/1/30	2,530,000	2,578,057 (a)(b)(c)
Missouri State HEFA Revenue, BJC Health System, Series A, Refunding	5.000%	7/1/32	1,200,000	1,313,701
Total Missouri				3,891,758
Nebraska — 0.8%

Sarpy County, NE, School District No 37, Gretna Public Schools, GO, AG	5.000%	12/15/30	2,025,000	2,088,230
New Jersey — 7.7%
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding, BAM	5.000%	7/1/27	445,000	454,221
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding, BAM	5.000%	7/1/28	5,005,000	5,107,449
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	5.000%	6/15/30	1,500,000	1,625,547
Transportation System, CAB, Series A, BAM-TCRS	0.000%	12/15/27	5,795,000	5,543,495
Transportation System, CAB, Series C, AG	0.000%	12/15/29	2,860,000	2,572,678
Transportation System, CAB, Series C, AG	0.000%	12/15/32	2,905,000	2,351,300
Transportation System, Series C, NATL	0.000%	12/15/30	525,000	455,595
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	1,865,000	1,993,574
Newark, NJ, GO, Qualified General Improvement, Series A, Refunding, State Aid Withholding	5.000%	7/15/29	1,000,000	1,060,057
Total New Jersey				21,163,916
New Mexico — 0.6%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue:
Series 2025, Refunding	5.000%	5/1/28	640,000	660,605
Series 2025, Refunding	5.000%	5/1/29	850,000	889,020
Total New Mexico				1,549,625
New York — 11.8%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	2,310,000	2,341,932
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/28	1,705,000	1,706,322 (a)(b)
Series B	3.000%	9/1/29	5,215,000	5,205,650 (a)(b)
Series B, Refunding	1.500%	9/1/26	3,680,000	3,662,752 (a)(b)
Series B, Refunding	5.000%	9/1/27	3,630,000	3,677,822 (a)(b)
MTA, NY, Transportation Revenue, Green Bonds, Series B-1, Refunding	5.000%	11/15/35	100,000	102,805
New York City, NY, HDC, MFH Revenue, Green Bonds, Series G, FHA, Refunding	0.600%	11/1/26	940,000	926,616
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Series 2020, Refunding	2.250%	8/1/26	625,000	624,289 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 207, Refunding	5.000%	9/15/32	2,670,000	2,752,074 (c)
Consolidated Series 249, Refunding	5.000%	10/15/30	3,000,000	3,249,607 (c)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue:
Payroll Mobility Tax BAN, Series A-2	5.000%	2/1/29	$1,500,000	$1,597,405
Payroll Mobility Tax BAN, Series B-2	5.000%	3/15/29	6,200,000	6,614,672
Total New York				32,461,946
North Carolina — 1.3%

North Carolina State Turnpike Authority, Triangle Expressway System Turnpike Revenue, Senior Lien, Refunding, AG	5.000%	1/1/33	3,455,000	3,613,755
Ohio — 1.9%
Columbus Ohio Regional Airport Authority Revenue, John Glenn Columbus International Airport, Series A, Refunding	5.000%	1/1/30	500,000	530,652 (c)
Ohio State Air Quality Development Authority Revenue, American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,040,000	1,049,811 (c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,470,000	3,592,728
Total Ohio				5,173,191
Oregon — 2.0%
Clackamas County, OR, School District No 62, Oregon City, GO, CAB, Series A, School Bond Guaranty	0.000%	6/15/29	400,000	366,623
Lane County, OR, School District No 1, Pleasant Hill, GO, CAB, Series B, School Bond Guaranty	0.000%	6/15/27	1,320,000	1,277,959
Salem-Keizer, OR, School District No 24J, GO:
Marion and Polk Counties, School Bond Guaranty	5.000%	6/15/31	2,050,000	2,145,624
Series B, School Bond Guaranty	0.000%	6/15/28	875,000	824,269
Series B, School Bond Guaranty	0.000%	6/15/30	1,050,000	926,858
Total Oregon				5,541,333
South Carolina — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.332%	3/1/31	2,000,000	2,073,916 (a)(b)
South Carolina State Public Service Authority Revenue, Santee Cooper, Series B, Refunding	5.000%	12/1/28	1,375,000	1,451,535
Total South Carolina				3,525,451
Tennessee — 1.2%
Metropolitan Government of Nashville & Davidson County, TN, HEFA Revenue, The Vanderbilt University, Refunding	5.000%	10/1/34	1,010,000	1,162,720
Tennessee State Housing Development Agency Residential Finance Program Revenue, Series B	3.550%	7/1/30	2,090,000	2,090,301
Total Tennessee				3,253,021
Texas — 12.0%
Central Texas Turnpike System Revenue, Series C, Refunding	5.000%	8/15/31	1,000,000	1,095,671
Dallas And Fort Worth, TX, International Airport Authority Revenue:
Series A-2	5.000%	11/1/29	2,970,000	3,121,241 (a)(b)(c)
Series A-2	5.000%	11/1/32	1,000,000	1,080,597 (a)(b)(c)
Denton, TX, ISD, GO, Unlimited Tax School Building Bonds, Series B-2, PSF - GTD	4.000%	8/15/30	4,120,000	4,282,412 (a)(b)
Fort Bend, TX, ISD, GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	1,600,000	1,594,486 (a)(b)
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/29	375,000	391,797 (c)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
First Lien, Series A	5.000%	8/1/30	$550,000	$581,449 (c)
First Lien, Series A	5.000%	8/1/31	1,015,000	1,082,229 (c)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	1,034,658 (a)(b)
Lower Colorado River, TX, Authority Revenue, Series B, Refunding	5.000%	5/15/32	2,000,000	2,181,204 (a)(b)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	300,000	309,593 (a)(b)(c)
North Texas Tollway Authority Revenue:
CAB, First Tier, Series D, Refunding, AG	0.000%	1/1/30	3,185,000	2,864,110
CAB, First Tier, Series D, Refunding, AG	0.000%	1/1/31	2,910,000	2,531,701
San Antonio, TX, Electric and Gas Revenue, Variable Rate Junior Lien, Series A, Refunding	3.200%	12/1/30	3,000,000	2,986,196 (a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series F	5.000%	5/1/30	350,000	376,662 (a)(b)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	3.336%	12/15/26	1,045,000	1,045,115 (b)
Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, Series C (3 mo. Term SOFR x 0.660 + 0.863%)	3.287%	9/15/27	615,000	616,014 (b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	3,853,132
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/27	1,250,000	1,263,037
Troy, TX, ISD, GO, CAB, Refunding, PSF - GTD	0.000%	8/1/29	925,000	837,523
Total Texas				33,128,827
Utah — 1.2%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/29	2,500,000	2,646,961 (c)
Series A	5.000%	7/1/32	705,000	718,561 (c)
Total Utah				3,365,522
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series B, Private Activity, Refunding	5.000%	8/1/28	1,060,000	1,107,190 (c)
Series B, Refunding	5.000%	7/1/29	2,020,000	2,141,806 (c)
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	1.820%	11/1/26	965,000	961,400 (a)(b)
Total Washington				4,210,396
West Virginia — 0.4%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Appalachian Power Co. AMOS Project, Series A	3.300%	9/1/28	1,000,000	1,004,902 (a)(b)(c)
Total Investments before Short-Term Investments (Cost — $268,338,113)				270,241,804

Short-Term Investments — 1.6%
Municipal Bonds — 1.6%
Maryland — 1.6%
Maryland State Health & Higher EFA Revenue, The Johns Hopkins Health System, Series A, Refunding, LOC - TD Bank N.A. (Cost — $4,500,000)	2.750%	6/1/48	4,500,000	4,500,000 (e)(f)
Total Investments — 99.8% (Cost — $272,838,113)				274,741,804
Other Assets in Excess of Liabilities — 0.2%				521,207
Total Net Assets — 100.0%				$275,263,011

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
TCRS	—	Transferable Custodial Receipts
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$270,241,804	—	$270,241,804
Short-Term Investments†	—	4,500,000	—	4,500,000
Total Investments	—	$274,741,804	—	$274,741,804

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Short Duration Municipal Income Fund 2026 Quarterly Report